Annual Fund Operating Expenses	0 Months Ended
	Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[1]
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[1]
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.62%	[1]
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[1]
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[2]
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class B
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.34%	[3]
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.34%	[3]
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund) | Class Daily
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.44%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund) | Investor Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[2]
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund) | Investor Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[2]
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund) | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.19%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[2]
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[2]
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.43%	[2]
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.54%
Fee Waiver	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.99%	[4]
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[4]
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	[4]
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[4]
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]

[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.